United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  6/30/09

Date of Reporting Period:  Quarter ended 3/31/09

Item 1.                      Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--93.4%
		Alabama--3.5%
$650,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	$657,390
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	504,185
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	550,995
2,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	2,062,020
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	946,880
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	959,250
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	943,950
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,078,822
		TOTAL	7,703,492
		Arkansas--0.5%
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,152,563
		California--2.5%
3,000,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	3,005,820
1,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	997,510
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,440,105
		TOTAL	5,443,435
		Colorado--6.8%
2,375,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,299,427
120,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	121,902
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,786,532
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,001,430
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	489,385
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,238,913
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	1,978,633
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, INC. INS), 12/1/2010	2,696,949
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, INC. INS), 12/1/2011	2,656,148
485,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	492,687
		TOTAL	14,762,006
		Connecticut--1.3%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,887,556
		Delaware--0.3%
635,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	633,774
		District of Columbia--0.5%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC and MBIA Insurance Corp. INS), 2/1/2012	984,920
		Florida--4.9%
125,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	125,126
1,000,000		Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	984,380
875,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2010	899,063
125,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group)/(Escrowed In Treasuries COL), 11/15/2010	132,784
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, INC. INS), 7/1/2010	2,081,480
3,445,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, INC. INS), 7/1/2011	3,615,252
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,090,750
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,086,970
640,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2011	643,603
		TOTAL	10,659,408
		Georgia--7.6%
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,033,840
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	2,158,464
5,000,000		Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,285,750
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	914,963
2,000,000		Georgia State Road and Tollway Authority, Federal Highway GANs (Series 2009-A), 5.00%, 6/1/2012	2,190,460
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,007,020
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.00%, 1/1/2012	1,064,080
		TOTAL	16,654,577
		Illinois--4.2%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2015	2,192,600
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,929,800
250,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	250,697
760,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	757,659
800,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	784,048
1,200,000		Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,214,580
1,000,000		Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,009,600
		TOTAL	9,138,984
		Indiana--2.4%
815,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2009	813,174
860,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	854,866
1,000,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds (Series 2006B), 5.00% (Clarian Health Obligated Group), 2/15/2010	1,009,680
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(MBIA Insurance Corp. INS), 6/1/2013	997,630
1,500,000		St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,554,390
		TOTAL	5,229,740
		Iowa--1.4%
1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2009	997,850
1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	966,440
1,000,000		Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,013,280
		TOTAL	2,977,570
		Kansas--3.3%
350,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	355,001
2,105,000		Saline County, KS USD No. 305, Refunding & Improvement UT GO Bonds, 5.25% (FSA INS), 9/1/2010	2,234,879
1,190,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,188,870
3,165,000		Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC and MBIA Insurance Corp. INS), 10/1/2011	3,383,005
		TOTAL	7,161,755
		Louisiana--2.8%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,002,880
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,033,480
		TOTAL	6,036,360
		Michigan--2.2%
500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital ), 7/1/2009	498,740
750,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	751,605
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and MBIA Insurance Corp. INS), 11/1/2010	1,058,920
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(MBIA Insurance Corp. LOC), 11/1/2013	1,126,030
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	1,288,945
		TOTAL	4,724,240
		Minnesota--0.5%
270,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	272,500
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	302,301
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	300,009
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	216,934
		TOTAL	1,091,744
		Mississippi--1.4%
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,063,700
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2015	1,050,720
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,012,480
		TOTAL	3,126,900
		Missouri--2.4%
1,670,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,717,328
1,125,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,114,650
1,185,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,160,008
1,240,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,203,755
		TOTAL	5,195,741
		Nebraska--1.0%
730,000		Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	752,083
700,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	708,134
725,000		Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	730,300
		TOTAL	2,190,517
		Nevada--0.6%
1,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	918,750
425,000		Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	434,592
		TOTAL	1,353,342
		New Jersey--1.5%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	500,320
705,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	697,887
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,158,940
		TOTAL	3,357,147
		New Mexico--1.7%
2,450,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,349,085
1,335,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,357,361
		TOTAL	3,706,446
		New York--2.3%
2,220,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	2,227,459
2,655,000		New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	2,864,453
		TOTAL	5,091,912
		North Carolina--4.8%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,056,560
525,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	529,935
315,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	319,347
725,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	733,483
3,000,000		North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,337,950
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,284,320
2,000,000		Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,294,340
		TOTAL	10,555,935
		Ohio--4.7%
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	1,837,800
1,170,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	1,171,275
2,000,000		Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Generation Corp.), 2/1/2014	2,006,520
1,820,000		Ohio State Air Quality Development Authority, PCRBs (Series 2008B), 3.375% TOBs (FirstEnergy Nuclear Generation Corp.), Mandatory Tender 10/1/2009	1,825,970
3,000,000		Ohio State University, 5.00%, 12/1/2013	3,370,950
		TOTAL	10,212,515
		Oklahoma--4.2%
5,000,000		Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	5,495,600
960,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	966,883
2,500,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,606,175
		TOTAL	9,068,658
		Pennsylvania--4.9%
460,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	449,599
865,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	857,777
220,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	218,163
4,445,000	[1]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 2.747% (Geisinger Health System), 2/1/2015	1,395,997
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	1,103,103
2,000,000		Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	2,027,900
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	812,595
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,048,080
1,780,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009A), 3.00% (Assured Guaranty Corp. INS), 6/1/2011	1,833,987
955,000		Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), Optional Tender 4/1/2011	911,280
		TOTAL	10,658,481
		Rhode Island--0.7%
1,600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Refunding Revenue Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,615,168
		South Carolina--3.3%
2,000,000		Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	1,777,040
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 1.29%, Floating Rate Notes (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,520,000
		TOTAL	7,297,040
		South Dakota--0.4%
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	895,109
		Texas--4.4%
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (United States Treasury PRF 11/15/2009@100)/ (Original Issue Yield: 5.71%), 11/15/2019	1,030,640
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0, 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,113,060
1,000,000		Johnson County, TX, (GO UT), 5.00% (United States Treasury PRF 2/15/2010@100), 2/15/2016	1,039,020
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC and MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.20%), 1/1/2013	1,001,250
1,250,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 1.2815%, 9/15/2010	1,117,188
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,203,660
1,000,000		Titus County, TX Fresh Water Supply District No. 1 , PCR Refunding Revenue Bonds (Series 2008), 4.50% (Southwestern Electric Power Co.), 7/1/2011	990,040
		TOTAL	9,494,858
		Utah--1.0%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2013	1,084,320
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.50%, 7/1/2014	1,074,810
		TOTAL	2,159,130
		Virginia--3.4%
2,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	2,035,060
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,001,830
1,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	1,004,780
3,000,000		Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,346,980
		TOTAL	7,388,650
		Washington--3.6%
2,170,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,382,313
2,500,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2006A), 5.00%, 7/1/2010	2,618,750
750,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2009	756,308
890,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2010	902,620
1,105,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,100,657
		TOTAL	7,760,648
		West Virginia--0.4%
1,000,000		West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	961,080
		Wisconsin--0.3%
350,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012	342,216
425,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013	407,507
		TOTAL	749,723
		Wyoming--1.7%
3,650,000		Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2009	3,664,052
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $206,717,535)	203,745,176
		SHORT-TERM MUNICIPALS --6.8%[2]
		California--1.7%
1,600,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 7.500%, 4/1/2009	1,600,000
2,100,000		California State, GO Tax Exempt Notes, 3.75% CP, Mandatory Tender 4/3/2009	2,100,000
		TOTAL	3,700,000
		Michigan--0.2%
500,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.480%, 4/2/2009	500,000
		New York--0.7%
1,500,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.100%, 4/1/2009	1,500,000
		North Carolina--0.4%
950,000		Guilford County, NC, (Series 2007B) Weekly VRDNs (Dexia Credit Local LIQ), 3.000%, 4/2/2009	950,000
		Pennsylvania--1.9%
2,820,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.360%, 4/1/2009	2,820,000
1,200,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 3.250%, 4/1/2009	1,200,000
		TOTAL	4,020,000
		Texas--0.3%
600,000		Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	600,000
		Virginia--1.6%
800,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group) /(FSA INS)/(Wachovia Bank N.A. LIQ), 0.500%, 4/1/2009	800,000
1,455,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group) /(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	1,455,000
1,300,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group) /(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	1,300,000
		TOTAL	3,555,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	$14,825,000
		TOTAL INVESTMENTS – 100.2% (IDENTIFIED COST $221,542,535)[3]	218,570,176
		OTHER ASSETS AND LIABILITIES – NET – (0.2)%[4]	(438,620)
		TOTAL NET ASSETS – 100%	$218,131,556

	At March 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $1,521,123, which represented 0.7% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Board of Trustees (the “Trustees”), held at March 31, 2009, is as follows:

	Security	Acquisition Date	Acquisition Cost	Market Value
	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$125,000	$125,126
	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 2.747% (Geisinger Health System), 2/1/2015	5/1/2007 – 10/10/2008	$4,446,661	$1,395,997
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
At March 31, 2009, the cost of investments for federal tax purposes was $221,542,535. The net unrealized depreciation of investments for federal tax purposes was $2,972,359. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,096,292 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,068,651.

4	Assets, other than investment in securities, less liabilities.

Note:           The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	$ 218,570,176
Level 3 – Significant Unobservable Inputs	---
Total	$ 218,570,176

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
CP	--Commercial Paper
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
EDFA	-- Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Short-Intermediate Duration Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	May 26, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009